CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified		Kingsoft Class A Ordinary shares	Kingsoft Class B Ordinary shares	Kingsoft	2011 Share Award Scheme Class A Ordinary shares HK Zoom	2011 Share Award Scheme Class A Ordinary shares	2011 Share Award Scheme Class B Ordinary shares HK Zoom	2011 Share Award Scheme	2013 Incentive Scheme Class A Ordinary shares	Class A Ordinary shares Common Stock USD ($)		Class A Ordinary shares Common Stock CNY	Class A Ordinary shares	Class B Ordinary shares Common Stock USD ($)		Class B Ordinary shares Common Stock CNY	Class B Ordinary shares	Common Stock CNY		Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) CNY	Retained Earnings, Unappropriated USD ($)	Retained Earnings, Unappropriated CNY	Total shareholders' equity USD ($)	Total shareholders' equity CNY	Noncontrolling interest USD ($)	Noncontrolling interest CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011																		150			7,778		(1,343)		2,957		9,542				9,542
Changes in shareholders' equity
Net income																									9,844		9,844				9,844
Other comprehensive (loss) income																							(260)				(260)				(260)
Issuance of ordinary shares																					(628)						(628)				(628)
Issuance of ordinary shares (in shares)																		551,482
Share-based compensation																					20,396						20,396				20,396
Ordinary shares deemed issued								100,000,000
Balance at Dec. 31, 2012																		150			28,802		(1,603)		12,801		40,150				40,150
Balance (in shares) at Dec. 31, 2012	[1]																	900,551,482
Changes in shareholders' equity
Net income																									62,018		62,018				62,018
Other comprehensive (loss) income																							14,842				14,842				14,842
Share-based compensation																					35,117						35,117				35,117
Ordinary shares deemed issued		0	0	1,000,551,482				100,000,000					0				0														1,000,551,482
Balance at Dec. 31, 2013																		150			63,919		13,239		74,819		152,127				152,127
Balance (in shares) at Dec. 31, 2013		0	0	900,551,482									0				0	900,551,482	[1]												900,551,482
Changes in shareholders' equity
Net income																									67,941		67,941		(1,030)	10,784	66,911
Other comprehensive (loss) income																							(9,866)				(9,866)		(96)	(1,605)	(9,962)
Distribution to shareholders																					(30,775)						(30,775)				(30,775)
Issuance of ordinary shares												27									1,409,150						1,409,177				1,409,177
Issuance of ordinary shares (in shares)												173,714,285
Exercise and vesting of share-based awards												8				2					44,939						44,949				44,949
Exercise and vesting of share-based awards (shares)												41,331,627				15,000,000
Re-designation of ordinary shares to Class B ordinary shares																150		(150)
Re-designation of ordinary shares to Class B ordinary shares (Shares)																900,551,482		(900,551,482)
Reclassification of ordinary shares from mezzanine equity to Class B ordinary shares																35											441,941				441,941
Reclassification of ordinary shares from mezzanine equity to Class B ordinary shares (shares)																224,905,170					441,906,000
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders												7				(7)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders (shares)												45,000,000				(45,000,000)
Share-based compensation																					129,171						129,171		17		129,188
Share of reserves of an equity investee																					1,013						1,013				1,013
Noncontrolling interest in connection with business combination																													71,550		71,550
Capital Contribution From Noncontrolling Interest Shareholders																					660						660		6,090	1,088	6,750
Ordinary shares deemed issued		288,988,560	1,127,614,152	0	2,431,775	11,511,873	32,157,500		14,999,000				288,988,560				1,127,614,152													0
Balance at Dec. 31, 2014										$ 7		42		$ 29		180				$ 332,007	2,059,983	$ 544	3,373	$ 23,009	142,760	$ 355,596	2,206,338	$ 12,335	76,531	$ 367,931	2,282,869
Balance (in shares) at Dec. 31, 2014		260,045,912	1,095,456,652	0						260,045,912	[2]		260,045,912	1,095,456,652	[2]		1,095,456,652													0

[1]	* As at January 1, 2012, December 31, 2012 and 2013, 100,000,000 ordinary shares under the 2011 Share Award Scheme not yet transferred to the grantees were deemed issued but not outstanding and excluded.
[2]	# As at December 31, 2014, 288,988,560 Class A ordinary shares were deemed issued but not outstanding and excluded, representing 11,511,873 and 14,999,000 Class A ordinary shares issued but not transferred to the grantees under the 2011 Share Award Scheme and the 2013 Incentive Scheme, respectively, and 2,431,775 Class A ordinary shares issued but not yet granted to employee beneficial owners in relation to the acquisition of the HK Zoom business (note 3). 32,157,500 Class B ordinary shares issued but not transferred to the grantees under the 2011 Share Award Scheme were deemed issued but not outstanding and excluded.